Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Measurement of Fair Values (Details) - $ / shares	Oct. 01, 2025	May 01, 2025	Jan. 15, 2025	Apr. 15, 2024	Jul. 05, 2023	Jan. 24, 2023	Nov. 29, 2022	Jul. 18, 2022	Mar. 31, 2022
4 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)		$ 6.4	$ 7.16	$ 5.19	$ 3.74				$ 5.02
Share price at grant date in USD (in Dollars per share)		13.45	15.08	10.44	6				8.62
Exercise price in USD (in Dollars per share)		$ 13.45	$ 15.08	$ 10.44	$ 6				$ 8.62
Expected volatility in %		56.67%	56.13%	59.66%	82.81%				78.46%
Expected life in years		4	4	4	4				4
Expected dividends in %		0.00%	0.00%	0.00%	0.00%				0.00%
Risk-free interest rate in %		4.08%	4.28%	4.34%
3 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)		$ 6	$ 6.82	$ 4.6	$ 3.29				$ 4.52
Share price at grant date in USD (in Dollars per share)		13.45	15.08	10.44	6				8.62
Exercise price in USD (in Dollars per share)		$ 13.45	$ 15.08	$ 10.44	$ 6				$ 8.62
Expected volatility in %		62.27%	63.05%	60.65%	81.30%				80.26%
Expected life in years		3	3	3	3				3
Expected dividends in %		0.00%	0.00%	0.00%	0.00%				0.00%
Risk-free interest rate in %		4.04%	4.27%	4.41%
2 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)		$ 4.44	$ 5.13	$ 4.29	$ 2.28				$ 3.87
Share price at grant date in USD (in Dollars per share)		13.45	15.08	10.44	6				8.62
Exercise price in USD (in Dollars per share)		$ 13.45	$ 15.08	$ 10.44	$ 6				$ 8.62
Expected volatility in %		54.80%	56.41%	70.53%	64.25%				82.57%
Expected life in years		2	2	2	2				2
Expected dividends in %		0.00%	0.00%	0.00%	0.00%				0.00%
Risk-free interest rate in %		4.04%	4.29%	4.62%
1 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)		$ 2.5	$ 2.97	$ 2.9	$ 1.59				$ 2.26
Share price at grant date in USD (in Dollars per share)		13.45	15.08	10.44	6				8.62
Exercise price in USD (in Dollars per share)		$ 13.45	$ 15.08	$ 10.44	$ 6				$ 8.62
Expected volatility in %		42.54%	45.12%	66.12%	62.66%				65.97%
Expected life in years		1	1	1	1				1
Expected dividends in %		0.00%	0.00%	0.00%	0.00%				0.00%
Risk-free interest rate in %		4.16%	4.36%	5.01%
3,7 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)								$ 3.91
Share price at grant date in USD (in Dollars per share)								6.72
Exercise price in USD (in Dollars per share)								$ 6.72
Expected volatility in %								79.73%
Expected life in years								3.7
Expected dividends in %								0.00%
2,7 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)								$ 3.44
Share price at grant date in USD (in Dollars per share)								6.72
Exercise price in USD (in Dollars per share)								$ 6.72
Expected volatility in %								80.53%
Expected life in years								2.7
Expected dividends in %								0.00%
1,7 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)								$ 2.67
Share price at grant date in USD (in Dollars per share)								6.72
Exercise price in USD (in Dollars per share)								$ 6.72
Expected volatility in %								76.83%
Expected life in years								1.7
Expected dividends in %								0.00%
0,7 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)								$ 1.63
Share price at grant date in USD (in Dollars per share)								6.72
Exercise price in USD (in Dollars per share)								$ 6.72
Expected volatility in %								71.97%
Expected life in years								0.7
Expected dividends in %								0.00%
3.58 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)	$ 5.66						$ 2.99
Share price at grant date in USD (in Dollars per share)	11.6						5.25
Exercise price in USD (in Dollars per share)	$ 11.6						$ 5.25
Expected volatility in %	63.38%						80.80%
Expected life in years	3.58						3.34
Expected dividends in %	0.00%						0.00%
Risk-free interest rate in %	3.75%
2,34 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)							$ 2.6
Share price at grant date in USD (in Dollars per share)							5.25
Exercise price in USD (in Dollars per share)							$ 5.25
Expected volatility in %							82.10%
Expected life in years							2.34
Expected dividends in %							0.00%
1,34 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)							$ 1.73
Share price at grant date in USD (in Dollars per share)							5.25
Exercise price in USD (in Dollars per share)							$ 5.25
Expected volatility in %							69.24%
Expected life in years							1.34
Expected dividends in %							0.00%
0,33 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)							$ 0.8
Share price at grant date in USD (in Dollars per share)							5.25
Exercise price in USD (in Dollars per share)							$ 5.25
Expected volatility in %							64.72%
Expected life in years							0.33
Expected dividends in %							0.00%
3,18 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)						$ 1.84
Share price at grant date in USD (in Dollars per share)						3.21
Exercise price in USD (in Dollars per share)						$ 3.21
Expected volatility in %						83.34%
Expected life in years						3.18
Expected dividends in %						0.00%
2,18 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)						$ 1.48
Share price at grant date in USD (in Dollars per share)						3.21
Exercise price in USD (in Dollars per share)						$ 3.21
Expected volatility in %						77.63%
Expected life in years						2.18
Expected dividends in %						0.00%
1,18 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)						$ 1
Share price at grant date in USD (in Dollars per share)						3.21
Exercise price in USD (in Dollars per share)						$ 3.21
Expected volatility in %						68.58%
Expected life in years						1.18
Expected dividends in %						0.00%
0.18 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)						$ 0.35
Share price at grant date in USD (in Dollars per share)						3.21
Exercise price in USD (in Dollars per share)						$ 3.21
Expected volatility in %						62.02%
Expected life in years						0.18
Expected dividends in %						0.00%
2.58 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)	$ 4.61
Share price at grant date in USD (in Dollars per share)	11.6
Exercise price in USD (in Dollars per share)	$ 11.6
Expected volatility in %	59.33%
Expected life in years	2.58
Expected dividends in %	0.00%
Risk-free interest rate in %	3.75%
1.58 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)	$ 3.33
Share price at grant date in USD (in Dollars per share)	11.6
Exercise price in USD (in Dollars per share)	$ 11.6
Expected volatility in %	53.65%
Expected life in years	1.58
Expected dividends in %	0.00%
Risk-free interest rate in %	3.85%
0.58 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)	$ 2.56
Share price at grant date in USD (in Dollars per share)	11.6
Exercise price in USD (in Dollars per share)	$ 11.6
Expected volatility in %	70.35%
Expected life in years	0.58
Expected dividends in %	0.00%
Risk-free interest rate in %	3.95%